FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate derivatives
As of December 31, 2016, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	2016	1,250,000	2018/ 2021	1.13% to 1.94%
Receiving floating, pay fixed	2015	1,250,000	2018/ 2021	1.13% to 1.94%

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to swap agreements on the consolidated statements of operations is as follows:

(in thousands of $)	Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments	2016	2015	2014	2016	2015	2014
Interest rate swaps Other financial items, net	—	382	3,235	—	—	876

Effect of cash flow hedging relationships on statements of changes in equity
The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

(in thousands of $)	Amount of gain recognized in other comprehensive income on derivative (effective portion)
Derivatives designated as hedging instruments	2016	2015	2014
Interest rate swaps	—	—	3,483

Fair value hierarchy of derivative and non-derivative financial instruments
The carrying value and fair value of our financial instruments, excluding short-term receivables and payables, at December 31, 2016 and 2015 are as follows:

	Fair value	2016	2016	2015	2015
(in thousands of $)	Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value

Non-Derivatives (8):
Cash and cash equivalents	Level 1	224,190	224,190	105,235	105,235
Restricted cash and short-term deposits	Level 1	415,860	415,860	408,563	408,563
Cost method investments (1)	Level 3	7,347	7,347	7,347	7,347
Short-term loans receivable (2)	Level 2	—	—	6,375	6,375
Current portion of long-term debt and short-term debt (2) (3)	Level 2	484,705	484,705	501,618	501,618
Long-term debt – convertible bond (3)	Level 2	218,851	219,428	243,369	231,945
Long-term debt (3)	Level 2	1,124,105	1,124,105	1,133,074	1,133,074
Derivatives:
Interest rate swaps asset (4) (5)	Level 2	5,022	5,022	5,330	5,330
Interest rate swaps liability (4) (5)	Level 2	1,470	1,470	4,597	4,597
Foreign exchange swaps liability (4)(5)	Level 2	993	993	—	—
Total return equity swap liability (4) (6)	Level 2	56,763	56,763	81,581	81,581
Earn-Out Units asset (4)(7)	Level 2	15,000	15,000	—	—

1.
The carrying value of our cost method investments refers to our holdings in OLT Offshore LNG Toscana S.p.A (or OLT-O), as we have no established method of determining the fair value of this investment, we have not estimated its fair value as of December 31, 2016, but have not identified any changes in circumstances which would alter our view of fair value as disclosed.

2.	The carrying amounts of our short-term debts and loans receivable approximate their fair values because of the near term maturity of these instruments.

3.
Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table, are gross of the deferred charges amounting to $26.3 million and $42.2 million at December 31, 2016 and December 31, 2015, respectively.

4.	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

5.
The fair value of our derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.

6.	The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

7.	The Earn-Out Units were issued to Golar in connection with the IDR Reset transaction between Golar and Golar Partners in October 2016. Refer to note 14 for further detail.

8.	Excludes assets and liabilities that are recorded within assets and liabilities held-for-sale.

Summary of fair value of derivative instruments on a gross basis
The following table summarizes the fair value of derivative instruments on a gross basis recorded in our consolidated balance sheets as of December 31, 2016 and 2015:

	Balance sheet classification	2016	2015
(in thousands of $)
Asset Derivatives
Earn-Out Units asset	Other non-current assets	15,000	15,000
Interest rate swaps not designated as hedges	Other non-current assets	5,022	5,330

Liability Derivatives
Interest rate swaps not designated as hedges	Other current liabilities	1,470	4,597
Foreign exchange swaps not designated as hedges	Other current liabilities	993	—
Total return equity swap not designated as hedge	Other current liabilities	56,763	81,581
Total liability derivatives		59,226	86,178

Offsetting assets
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2016 and 2015 would be adjusted as detailed in the following table:

	2016			2015
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	5,022	(1,351)	3,671	5,330	(216)	5,114
Total liability derivatives	1,470	(1,351)	119	4,597	(216)	4,381